PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2019
PROPERTY AND EQUIPMENT
Schedule of property and equipment
	September 30, 2019	September 30, 2018

Furniture and Fixtures	$-	$5,646
Machinery and Equipment	-	12,499
	-	18,145
Less: Accumulated depreciation	-	(18,031)

Property and equipment, net	$-	$114